INCOME TAXES (Details 1) - USD ($) $ in Thousands	Feb. 28, 2019	Feb. 28, 2018
Deferred tax assets:
Prepaid rental	$ 9,763	$ 2,387
Property and equipment	1,877	658
Impairment loss on long-term investments	6,563	553
Others	8,121	66
Tax losses carry-forward	44,376	38,248
Less: valuation allowance	(41,521)	(24,551)
Deferred tax assets, net	29,179	17,361
Deferred tax liabilities:
Intangible assets	8,869	5,343
Property and equipment	249	275
Long-term investments	8,620	14,421
Deferred tax liabilities	$ 17,738	$ 20,039